UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Operations LLC
         --------------------------------------------------
Address            711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        February 13, 2007
-------------------    ---------------------      ---------------------------
     [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             NAME
28-11378                         Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                               18

Form 13F Information Table Value Total:                      $17,227,975
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

NONE


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
           ITEM 1              ITEM 2          ITEM 3          ITEM 4         ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION

BLUEFLY INC                   COM            096227103        896,000      700,000
CENTENE CORP DEL              COM            15135B101      1,974,937       80,380
CONVERA CORP                  CL A           211919105        306,002       66,667
CONVERA CORP                  CL A           211919105        459,000      100,000
CONVERA CORP                  CL A           211919105        137,700       30,000
DELL INC                      COM            24702R101      1,254,500       50,000
EXPEDIA INC DEL               COM            30212P105      2,832,300      135,000
HOUSEVALUES INC               COM            44183Y102        215,629       38,300
IAC INTERACTIVECORP           COM NEW        44919P300        743,200       20,000
IAC INTERACTIVECORP           COM NEW        44919P300         56,037        1,508
INFINITY PPTY & CAS CORP      COM            45665Q103        725,850       15,000
KNOT INC                      COM            499184109      1,425,488       54,325
NET 1 UEPS TECHNOLOGIES INC   COM NEW        64107N206        739,000       25,000
NIKE INC                      CL B           654106103      1,188,360       12,000
ONVIA INC                     COM NEW        68338T403        442,500       75,000
OPSWARE INC                   COM            68383A101      1,333,143      151,150
PLANETOUT INC                 COM            727058109      2,498,048      543,054
PLANETOUT INC                 COM            727058109            281           61


                                                         -------------
                                                          17,227,975
                                                         =============

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

           ITEM 1                         ITEM 6                 ITEM 7                ITEM 8
                                 ---INVESTMENT DISCRETION---                  ---VOTING AUTHORITY---
                                 (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER           SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

BLUEFLY INC                                 700,000                         700,000
CENTENE CORP DEL                             80,380                          80,380
CONVERA CORP                                 66,667                          66,667
CONVERA CORP                                100,000                         100,000
CONVERA CORP                                 30,000                          30,000
DELL INC                                     50,000                          50,000
EXPEDIA INC DEL                             135,000                         135,000
HOUSEVALUES INC                              38,300                          38,300
IAC INTERACTIVECORP                          20,000                          20,000
IAC INTERACTIVECORP                           1,508                           1,508
INFINITY PPTY & CAS CORP                     15,000                          15,000
KNOT INC                                     54,325                          54,325
NET 1 UEPS TECHNOLOGIES INC                  25,000                          25,000
NIKE INC                                     12,000                          12,000
ONVIA INC                                    75,000                          75,000
OPSWARE INC                                 151,150                         151,150
PLANETOUT INC                               543,054                         543,054
PLANETOUT INC                                    61                              61



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